Acquisitions and Dispositions Separation of Brighthouse (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Aug. 04, 2017	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Shares, Issued				1,164,029,985	1,159,590,766
Common Stock, Shares Authorized				3,000,000,000	3,000,000,000
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent				$ (2,670)	$ 1,314	$ 1,389
Net investment gains (losses)				305	646	338
Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense				7,221	6,855	7,423
Goodwill impairment | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Operating Expense			$ 260	260	$ 0	$ 0
Goodwill, Impairment Loss, Net of Tax			$ 223
Impact of Separation [Member] | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Separation Costs				$ 212
Impact of Separation [Member] | Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Discontinued Operation, Gain (Loss) on Disposal of Discontinued Operation, Net of Tax		$ (1,347)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		(1,061)
Impact of Separation [Member] | Subsequent Event [Member] | Brighthouse Financial, INC [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Common Stock, Shares, Issued	96,776,670
Common Stock, Shares Authorized	119,773,106
BHFCommonStock	80.80%
Common Stock, Shares, Owned by MetLife, INC.	22,996,436
Discontinued Operation, Equity Method Investment Retained after Disposal, Ownership Interest after Disposal	19.20%
Equity Method Investment, Quoted Market Value		1,400
Net investment gains (losses)		(1,016)
Gain (Loss) in equity investment value		$ (45)